Leases	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Leases

14. Leases

The Company has one lease contract solely for office space with a remaining lease term of less than three years. Generally, the Company is restricted from assigning and subleasing the leased asset. The lease contract includes a termination option and the Company previously had a number of lease contracts that included extension and termination options and variable lease payments, which are discussed further below.

Refer to Note 9 for the carrying amounts of right of use assets recognized and the movements during the year.

The carrying amounts of lease liabilities and the movements during the year are as follows:

	2024	2023
	(in thousands)
	£	£
At January 1	396	639
Re-measurement of liability	—	4
Accretion of interest	17	29
Payments	(223)	(270)
Effect of foreign currency exchange differences	—	(6)
At December 31	190	396

Classified as:
Current	73	206
Non-current	117	190
	190	396

The maturity analysis of lease liabilities is as follows:

	2024	2023
	(in thousands)
	£	£
Contractual undiscounted payments
Not later than 1 year	82	224
Later than 1 year and not later than 3 years	123	164
Later than 3 years and not later than 5 years	—	41
Total contractual undiscounted payments	205	429
Less: effect of discounting	(15)	(33)
Discounted lease liabilities	190	396

14. Leases (continued)

The following amounts are recognized in the statements of operations with respect to lease contracts:

	2024	2023	2022
	(in thousands)
	£	£	£
Depreciation expense of right of use assets	207	212	251
Interest expense on lease liabilities (included in administrative expenses)	17	29	21
Total amount recognized in statements of operations	224	241	272

The Company had total net cash outflows for leases of £0.2 million in 2024 (2023: £0.3 million).

The Company had one lease contract, which expired in 2024, with variable payments where the lease costs after the first year of the lease were increased based upon a consumer price index and, therefore, the lease liability for this lease was re-measured at December 31, 2023. All other lease contracts have fixed payments.

The Company had a number of lease contracts that included both extension and termination options, plus the ongoing lease contract has a termination option. These options were negotiated by management to provide flexibility in managing the leased asset portfolio and align it with the Company’s business needs. No termination options have been exercised or are expected to be exercised, however, two leases terminated on expiry in 2024. All of the extension options required a market rental review and the lease cost for the extension period would have typically been set at the higher of either the existing lease cost or the open market lease cost.

Based upon the existing lease cost, the undiscounted future rental payments of potential extension options that are not included in the lease liability are as follows:

	2024	2023
	(in thousands)
	£	£
Extension options not expected to be exercised
Not later than 5 years	—	256
Total	—	256